EQUITY (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Roll Forward]
Beginning balance	$ 4,185,304	$ 2,937,548	$ 4,503,695
Dividends	(46,590)	(20,766)
End balance	4,267,236	4,185,304	2,937,548
Retained Earnings [Member]
Equity [Roll Forward]
Beginning balance	366,404	317,950	536,190
Result for the period	155,304	69,220	(219,274)
Dividends	(46,590)	(20,766)
Other increase (decreases)			1,034
End balance	$ 475,118	$ 366,404	$ 317,950